Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		€ 4,148		€ 5,012
Positive market values from derivative financial instruments		7,340		9,798
Other trading assets		4,426		5,674
Non-trading financial assets mandatory at fair value through profit and loss		4,573
Financial assets designated at fair value through profit or loss		91		1,601
Financial assets mandatory at fair value through other comprehensive income		231
Financial assets available for sale				4,153
Other financial assets at fair value		47		33
Total financial assets held at fair value		20,855	[1]	26,271
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		2		52
Negative market values from derivative financial instruments		5,992		8,857
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		1,444		2,229
Other financial liabilities at fair value		(298)		(848)
Total financial liabilities held at fair value		7,139		10,290
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		6		(1)
Positive market values from derivative financial instruments		0		0
Other trading assets		0		(7)
Non-trading financial assets mandatory at fair value through profit and loss		3
Financial assets designated at fair value through profit or loss		0		0
Financial assets mandatory at fair value through other comprehensive income		3
Financial assets available for sale				(40)
Other financial assets at fair value		0		0
Total financial assets held at fair value		12		(47)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		(5)
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		(7)
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		(12)
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[2]	105		(153)
Positive market values from derivative financial instruments	[2]	718		(610)
Other trading assets	[2]	233		(283)
Non-trading financial assets mandatory at fair value through profit and loss	[2]	426
Financial assets designated at fair value through profit or loss	[2]	4		(78)
Financial assets mandatory at fair value through other comprehensive income	[2],[3]	(4)
Financial assets available for sale	[2],[4]			205
Other financial assets at fair value	[2]	0		33
Total financial assets held at fair value	[2],[5]	1,481		(886)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[2]	(1)		(6)
Negative market values from derivative financial instruments	[2]	531		(64)
Other trading liabilities	[2]	(1)		0
Financial liabilities designated at fair value through profit or loss	[2]	(121)		(128)
Other financial liabilities at fair value	[2]	(299)		268
Total financial liabilities held at fair value	[2],[5]	110	[6]	69	[7]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		2,146		2,144
Positive market values from derivative financial instruments		0		0
Other trading assets		981		2,095
Non-trading financial assets mandatory at fair value through profit and loss		3,627
Financial assets designated at fair value through profit or loss		0		807
Financial assets mandatory at fair value through other comprehensive income		260
Financial assets available for sale				722
Other financial assets at fair value		0		0
Total financial assets held at fair value		7,014		5,768
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1,908)		(1,660)
Positive market values from derivative financial instruments		0		0
Other trading assets		(2,027)		(2,328)
Non-trading financial assets mandatory at fair value through profit and loss		(567)
Financial assets designated at fair value through profit or loss		0		(118)
Financial assets mandatory at fair value through other comprehensive income		(162)
Financial assets available for sale				(249)
Other financial assets at fair value		0		0
Total financial assets held at fair value		(4,664)		(4,356)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[8]	0		0
Positive market values from derivative financial instruments	[8]	0		0
Other trading assets	[8]	3,055		636
Non-trading financial assets mandatory at fair value through profit and loss	[8]	1,013
Financial assets designated at fair value through profit or loss	[8]	0		63
Financial assets mandatory at fair value through other comprehensive income	[8]	0
Financial assets available for sale	[8]			0
Other financial assets at fair value	[8]	0		0
Total financial assets held at fair value	[8]	4,068		699
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[8]	0		0
Negative market values from derivative financial instruments	[8]	0		0
Other trading liabilities	[8]	0		0
Financial liabilities designated at fair value through profit or loss	[8]	692		146
Other financial liabilities at fair value	[8]	0		0
Total financial liabilities held at fair value	[8]	692		146
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	(481)		(818)
Positive market values from derivative financial instruments	[9]	(137)		(1,889)
Other trading assets	[9]	(1,241)		(1,803)
Non-trading financial assets mandatory at fair value through profit and loss	[9]	(3,128)
Financial assets designated at fair value through profit or loss	[9]	(22)		(710)
Financial assets mandatory at fair value through other comprehensive income	[9]	(6)
Financial assets available for sale	[9]			(1,206)
Other financial assets at fair value	[9]	0		(26)
Total financial assets held at fair value	[9]	(5,015)		(6,453)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[9]	0		(46)
Negative market values from derivative financial instruments	[9]	(522)		(1,827)
Other trading liabilities	[9]	16		0
Financial liabilities designated at fair value through profit or loss	[9]	(270)		(564)
Other financial liabilities at fair value	[9]	38		286
Total financial liabilities held at fair value	[9]	(738)		(2,151)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[10]	897		772
Positive market values from derivative financial instruments	[10]	1,940		2,298
Other trading assets	[10]	506		950
Non-trading financial assets mandatory at fair value through profit and loss	[10]	411
Financial assets designated at fair value through profit or loss	[10]	0		58
Financial assets mandatory at fair value through other comprehensive income	[10]	2
Financial assets available for sale	[10]			539
Other financial assets at fair value	[10]	207		7
Total financial assets held at fair value	[10]	3,963		4,624
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[10]	0		1
Negative market values from derivative financial instruments	[10]	1,319		924
Other trading liabilities	[10]	0		0
Financial liabilities designated at fair value through profit or loss	[10]	408		154
Other financial liabilities at fair value	[10]	(29)		(18)
Total financial liabilities held at fair value	[10]	1,699		1,061
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[10]	(826)		(662)
Positive market values from derivative financial instruments	[10]	(1,551)		(2,257)
Other trading assets	[10]	(257)		(524)
Non-trading financial assets mandatory at fair value through profit and loss	[10]	(292)
Financial assets designated at fair value through profit or loss	[10]	(72)		(134)
Financial assets mandatory at fair value through other comprehensive income	[10]	(55)
Financial assets available for sale	[10]			(21)
Other financial assets at fair value	[10]	(47)		0
Total financial assets held at fair value	[10]	(3,100)		(3,598)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[10]	(1)		0
Negative market values from derivative financial instruments	[10]	(1,031)		(1,892)
Other trading liabilities	[10]	0		0
Financial liabilities designated at fair value through profit or loss	[10]	(134)		(387)
Other financial liabilities at fair value	[10]	(23)		15
Total financial liabilities held at fair value	[10]	(1,189)		(2,265)
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		4,086		4,634
Positive market values from derivative financial instruments		8,309		7,340
Other trading assets		5,676		4,409
Non-trading financial assets mandatory at fair value through profit and loss		6,066
Financial assets designated at fair value through profit or loss		0		1,488
Financial assets mandatory at fair value through other comprehensive income		268
Financial assets available for sale				4,104
Other financial assets at fair value		207		47
Total financial assets held at fair value		24,614		22,022
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		2
Negative market values from derivative financial instruments		6,289		5,992
Other trading liabilities		15		0
Financial liabilities designated at fair value through profit or loss		2,021		1,444
Other financial liabilities at fair value		(611)		(298)
Total financial liabilities held at fair value		€ 7,714		€ 7,139

[1]	Opening balances have been restated due to reassessment of trades due to IFRS 9.
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of EUR8million recognized in other comprehensive income, net of tax, and a loss of EUR4million recognized in the income statement presented in net gains (losses).
[4]	Total gains and losses on available for sale include a gain of EUR94million recognized in other comprehensive income, net of tax, and a loss of EUR8million recognized in the income statement presented in net gains (losses) on financial assets available for sale.
[5]	For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR136million and for total financial liabilities held at fair value this is a loss of EUR33million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.
[7]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of EUR565million and for total financial liabilities held at fair value this is a gain of EUR123million. The effect of exchange rate changes is reported in other comprehensive income, net of tax.
[8]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[9]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[10]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.